Cover	Aug. 07, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	EAGLE MATERIALS INC.
Entity Central Index Key	0000918646